Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SIT LARGE CAP GROWTH FUND INC
Entity Central Index Key	0000356786
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000032270
Shareholder Report [Line Items]
Fund Name	Sit Large Cap Growth Fund
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Large Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Large Cap Growth Fund	$115	1.00%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2024, the Sit Large Cap Growth Fund returned +30.22%, underperforming the Russell 1000® Growth Index's return of +33.48%. During the period, stock selection in the health technology sector was the largest detractor from performance. In this sector, an underweight position in Eli Lilly (+94%), combined with overweight positions in DexCom (-12%) and Gilead Sciences (-11%), weighed on returns. Stock selection in the technology services sector also hurt performance, as the Fund was underweight Meta Platforms (+76%) and it owned positions in equities that declined during the period, such as Paycom Software (-55%) and Accenture (-0.2%). Augmenting returns during the period was strong stock selection and an overweight position in the electronic technology sector. Key contributors to performance here included positions in NVIDIA (+192%) and Broadcom (+88%). An underweight position, combined with positive stock selection in the consumer durables sector, also benefited performance.

Line Graph [Table Text Block]
	Sit Large Cap Growth Fund	Russell 3000® Index*	Russell 1000® Growth Index
6/14	$10,000	$10,000	$10,000
6/15	11,062	10,729	11,056
6/16	10,964	10,959	11,390
6/17	13,286	12,987	13,716
6/18	15,535	14,907	16,804
6/19	17,174	16,246	18,746
6/20	20,838	17,306	23,110
6/21	29,407	24,950	32,932
6/22	23,885	21,490	26,749
6/23	29,905	25,563	34,000
6/24	38,943	31,475	45,384

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Sit Large Cap Growth Fund	30.22%	17.79%	14.56%
Russell 3000® IndexFootnote Reference*	23.13%	14.14%	12.15%
Russell 1000® Growth Index	33.48%	19.34%	16.33%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 214,112,417
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,787,411
InvestmentCompanyPortfolioTurnover	11.11%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2024)

Total Net Assets	$214,112,417
# of Portfolio Holdings	63
Portfolio Turnover Rate	11.11%
Investment Advisory Fees Paid	$1,787,411
Weighted average market cap	$1,398.8 Billion
Median market cap	0

Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Microsoft Corp.	11.5%
Apple, Inc.	10.6
NVIDIA Corp.	10.0
Alphabet, Inc.	7.4
Amazon.com, Inc.	5.7
Broadcom, Inc.	3.9
Applied Materials, Inc.	2.5
UnitedHealth Group, Inc.	2.4
Meta Platforms, Inc.	2.3
salesforce.com, Inc.	1.8

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2024.